Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Entity Registrant Name	Vertical Aerospace Ltd.
Entity Central Index Key	0001867102
Document Type	20-F
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41169
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 1 Camwal Court, Chapel Street
Entity Address, City or Town	Bristol
Entity Address, Postal Zip Code	BS2 0UW
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	221,249,244
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	876
Auditor Location	Bristol, United Kingdom
Ordinary Share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	EVTL
Security Exchange Name	NYSE
Warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	EVTLW
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 1 Camwal Court, Chapel Street
Entity Address, City or Town	Bristol
Entity Address, Postal Zip Code	BS2 0UW
Entity Address, Country	GB
Contact Personnel Name	Sanjay Verma
City Area Code	+44
Local Phone Number	117 457 2094
Contact Personnel Email Address	Legal@vertical-aerospace.com